Related parties - Other related party balances (Details) - Other related parties - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Lease liabilities paid		$ 128.0	$ 38.0
Trade and other receivables
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities		1.4	0.9
Trade and other payables
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities		0.3	0.2
Loans lease and other liabilities
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	[1]	$ 261.2	$ 57.1

[1]	Includes lease liabilities in respect of chartering vessels for which the Group paid (principal and interest) US$ 128 million and US$ 38 million during the year ended December 31, 2024 and 2023 respectively.